Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Capital contribution from parent	$ 2,100
Return capital of parent	700
Noncash capital contributions	$ 887